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                 SMITH BARNEY ALLOCATION SERIES INC. ("SBAS")
                               SELECT PORTFOLIOS
                         Select High Growth Portfolio
                            Select Growth Portfolio
                           Select Balanced Portfolio
                              (the "Portfolios")

                       Supplement dated June 2, 2003 to
                        Prospectus dated April 30, 2003

   The following revises and supersedes, as applicable, the information contained in the Prospectus of the Portfolios listed above. Defined terms have the same meanings as set forth in the Prospectus.


Changes in Underlying Smith Barney Funds

   Certain changes in the underlying Smith Barney funds in which the SBAS portfolios invest have been prompted by name changes and changes in investment strategies. The modifications to each portfolio of SBAS are set forth below. These changes are effective immediately.

SBAS Portfolio             Former Name of Underlying Fund      New Name of Underlying Fund
--------------             ------------------------------      ---------------------------
Select High Growth         Smith Barney Growth and Income Fund SB Growth and Income Fund
  Portfolio
Select Growth Portfolio    Smith Barney Growth and Income Fund SB Growth and Income Fund
                           Short-Term High Grade Bond Fund     Smith Barney Short-Term Investment
                                                               Grade Bond Fund
Select Balanced Portfolio  Smith Barney Convertible Fund       SB Convertible Fund
                           Short-Term High Grade Bond Fund     Smith Barney Short-Term Investment
                                                               Grade Bond Fund
                           Smith Barney Growth and Income Fund SB Growth and Income Fund

   The following information replaces and supersedes, as applicable, certain information set forth in the section entitled "More on the Portfolios' Investments."

   Smith Barney Short-Term Investment Grade Bond Fund - seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations, mortgage and asset-backed securities and securities issued by the U.S. Government and its agencies and instrumentalities.






FD 02782